OTHER FINANCIAL INCOME AND EXPENSES - Narrative (Details) € in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 29, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Mar. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Loan settlement | €		€ 3,800			€ 3,775	€ 0	€ 0
Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Liabilities					€ 20,400	€ 34,900		$ 25	$ 65
Settlements, fair value measurement, liabilities	$ 20		$ 20
Contingent consideration | Forecast
Disclosure of fair value measurement of liabilities [line items]
Settlements, fair value measurement, liabilities				$ 25